Pension plan obligations (Details 5)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
G1 Plan [Member]
IfrsStatementLineItems [Line Items]
Discount rate - actual rate (NTN-B)	7.40%	5.47%	6.19%
Inflation rate	4.96%	3.90%	5.31%
Nominal rate of salary growth	7.06%	5.98%	7.42%
Mortality table	AT-2000	AT-2000	AT-2000
G0 Plan [Member]
IfrsStatementLineItems [Line Items]
Discount rate - actual rate (NTN-B)	7.37%	5.37%	6.15%
Inflation rate	4.96%	3.90%	5.31%
Nominal rate of salary growth	7.06%	5.98%	7.42%
Mortality table	AT-2000	AT-2000	AT-2000